INVESTMENT IN BIG RIDGE GOLD CORP (Tables)	12 Months Ended
Dec. 31, 2024
INVESTMENT IN BIG RIDGE GOLD CORP (Tables)
Schedule Of Investment In Big Ridge Gold Corp.

	December 31, 2024	December 31, 2023
Balance, beginning of period	$1,406	$2,119
Equity (loss)	(526)	(149)
Completion of Stage 2 Earn-in	800	-
Dilution losses on Investment	-	(564)
Disposal of investment	(1,680)
Balance, end of period	$-	$1,406